Supplemental information on statement of cash flows (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Supplemental Information On Statement Of Cash Flows
Depreciation of Property, plant and equipment			$ 7,639	$ 7,145
Amortization of Intangible assets			67	48
Capitalized depreciation			(1,119)	(940)
Depreciation of right of use - recovery of PIS/COFINS			(87)	(80)
Depreciation, depletion and amortization in the Statements of Cash Flows	$ 3,138	$ 3,249	$ 6,500	$ 6,173